REGULATORY CAPITAL	12 Months Ended
Dec. 31, 2011
Regulatory Capital
REGULATORY CAPITAL

15. REGULATORY CAPITAL

The Corporation through the Bank is subject to various regulatory capital requirements administered by the Federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation and the Bank’s consolidated financial statements. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required.

Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Corporation’s and the Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weighting and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios of Total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital (as defined) to average assets (as defined). At year-end 2011 and 2010, the Bank maintained capital levels which met or exceeded the levels required to be considered well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that Management believes have changed the institution’s category.

To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the table.

The Bank’s actual capital amounts and ratios are presented in the following table.

			To Be Well
			Capitalized Under		For Capital
			Prompt Corrective		Adequacy
	Actual		Action Provisions		Purposes
(In Thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011:
Total Capital
(To Risk-Weighted Assets)	$131,993	13.50%	$97,737	10.00%	$78,190	8.00%
Tier I Capital
(To Risk-Weighted Assets)	119,764	12.25	58,642	6.00	39,095	4.00
Tier I Capital
(To Average Assets)	119,764	7.58	79,019	5.00	63,216	4.00
As of December 31, 2010:
Total Capital
(To Risk-Weighted Assets)	$124,653	13.54%	$92,092	10.00%	$73,674	8.00%
Tier I Capital
(To Risk-Weighted Assets)	113,108	12.28	55,255	6.00	36,837	4.00
Tier I Capital
(To Average Assets)	113,108	7.57	74,751	5.00	59,801	4.00

The Corporation’s actual capital amounts and ratios are presented in the following table.

			To Be Well
			Capitalized Under		For Capital
			Prompt Corrective		Adequacy
(In Thousands)	Actual		Action Provisions		Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011:
Total Capital
(To Risk-Weighted Assets)	$134,541	13.76%	N/A	N/A	$78,241	8.00%
Tier I Capital
(To Risk-Weighted Assets)	122,304	12.51	N/A	N/A	39,120	4.00
Tier I Capital
(To Average Assets)	122,304	7.73	N/A	N/A	63,261	4.00
As of December 31, 2010:
Total Capital
(To Risk-Weighted Assets)	$130,695	14.16%	N/A	N/A	$73,831	8.00%
Tier I Capital
(To Risk-Weighted Assets)	119,125	12.91	N/A	N/A	36,915	4.00
Tier I Capital
(To Average Assets)	119,125	7.96	N/A	N/A	59,870	4.00

As fully described in Footnote 18, Subsequent Events, the Corporation redeemed the remaining portion of the preferred shares issued under the Treasury’s Capital Purchase Program, repaying $14.5 million on January 11, 2012. In association with this repayment, the Bank paid a $14.5 million dividend to the Corporation on January 10, 2012. The dividend was specifically approved by the Bank’s primary regulator.